Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TEMPUR PEDIC INTERNATIONAL INC
Entity Central Index Key	0001206264
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,392,769,264
Entity Common Stock, Shares Outstanding		59,786,878
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012